Staff costs	12 Months Ended
Dec. 31, 2021
Staff costs
Staff costs
9.	Staff costs

	2021	2020
	€	€
Wages and employee compensation	6,573,278	2,725,801
Social security costs	689,882	7,776
	7,263,160	2,733,577